Summary of significant accounting policies (Contract Liabilities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of significant accounting policies
Unbilled loans mature amounted	$ 0	$ 0
Balance	3,000	8,000	$ 6,000
Revenue recognized from beginning contract liability balance	(3,000)	(8,000)	(6,000)
Advances received from customers related to unsatisfied performance obligations	7,000	3,000	8,000
Balance	$ 7,000	$ 3,000	$ 8,000